BASIC AND DILUTED LOSS PER SHARE (Details Narrative) - shares	5 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jul. 31, 2025	Jul. 31, 2024
Basic And Diluted Loss Per Share
Weighted average outstanding common shares dilution adjustment	0	0	0	0	0